Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2018
Financial risk management, objective and policies
Schedule of credit risk exposure by type
	March 31,
	2017	2018
Trade and other receivables	1,970,375	4,008,871
Other financial assets	3,147,918	530,098

Total	5,118,293	4,538,969

Schedule of trade and other receivables, by maturity

	March 31,
	2017	2018
0 - 30 days	1,314,822	2,938,193
31 - 90 days	466,215	568,903
91 - 180 days	115,516	281,749
More than 180 days	73,822	220,026

Total	1,970,375	4,008,871

Schedule of financial liabilities by type

As at March 31, 2017

	Carrying Amount	Contractual Cash Flows*	Within 1 year	1 - 5 Years	More than 5 years
Vehicle loan	32,025	37,807	11,913	25,894	—
Finance lease liabilities	12,851	15,025	5,425	9,600	—
Trade and other payables	3,148,544	3,148,544	3,148,544	—	—
Other current liabilities	245,978	245,978	245,978	—	—

Total	3,439,398	3,447,354	3,411,860	35,494	—

As at March 31, 2018

	Carrying Amount	Contractual Cash Flows*	Within 1 year	1 - 5 Years	More than 5 years
Vehicle loan	46,123	52,991	17,624	35,367	—
Finance lease liabilities	8,913	10,300	5,819	4,481	—
Trade and other payables	5,049,630	5,049,630	5,049,630	—	—
Term loan	796,794	882,490	554,189	328,301	—
Other current liabilities	1,390,068	1,390,068	1,390,068	—	—

Total	7,291,528	7,385,479	7,017,332	368,149	—

*          Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity
	March 31,
	2017	2018
5% strengthening/weakening of USD against INR	351	7,561
5% strengthening/weakening of Euro against INR	569	2,319
5% strengthening/weakening of GBP against INR	1,085	1,971